INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ (44)	$ 4,300	$ 1,920
Deferred tax expense (benefit)	9,970	7,032	(9,197)
Total income tax expense (benefit)	$ 9,926	11,332	(7,277)
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 0	0	0
Deferred tax expense (benefit)	9,865	8,710	(10,812)
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	44	195	145
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	(138)	4,062	1,742
Deferred tax expense (benefit)	105	(1,743)	1,615
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	50	43	33
Deferred tax expense (benefit)	$ 0	$ 65	$ 0